COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Debt securities at fair value through profit or loss (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Government securities	$ 15,745,113	$ 37,147,434
Corporate securities	6,639,564	606,816
Securities issued by the Central Bank		732,373
Debt securities	$ 22,384,677	$ 38,486,623